UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4282

Name of Fund: Merrill Lynch Natural Resources Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, Merrill Lynch
      Natural Resources Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 07/31/04

Date of reporting period: 08/01/04 - 10/31/04

Item 1 - Schedule of Investments

Schedule of Investments as of October 31, 2004

                                           Merrill Lynch Natural Resources Trust

                                                                                                                        Value
Country                Industry*                           Shares Held    Common Stocks                           (in U.S. dollars)
===================================================================================================================================
Australia - 1.5%       Metals & Mining - 1.5%                  153,800    Alumina Limited                              $    631,845
                                                               120,000    Newcrest Mining Limited                         1,493,302
                                                               153,800    WMC Resources Limited                             775,446
===================================================================================================================================
                                                                          Total Common Stocks in Australia                2,900,593
===================================================================================================================================
Brazil - 0.4%          Metals & Mining - 0.4%                   36,000    Companhia Vale do Rio Doce (ADR)(a)               761,760
                       ------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Brazil                     761,760
===================================================================================================================================
Canada - 26.9%         Canadian Independents - 20.2%           254,000  + Atlas Energy Ltd.                                 693,437
                                                               545,000  + Blizzard Energy Inc.                            1,117,032
                                                                54,400    Canadian Natural Resources Ltd.                 2,287,052
                                                               120,000  + Clear Energy Inc.                                 447,633
                                                               253,000  + Compton Petroleum Corporation                   2,229,760
                                                               182,000  + Crew Energy Inc.                                1,081,779
                                                                58,453  + Cyries Energy Inc.                                328,267
                                                               219,500  + Devlan Exploration Inc.                           689,227
                                                               173,661    EnCana Corp.                                    8,599,405
                                                                38,800    Husky Energy Inc.                               1,017,914
                                                               118,000  + Ketch Resources Ltd.                            1,480,139
                                                                28,600    Nexen Inc.                                      1,214,342
                                                                21,000    Niko Resources Ltd.                               655,093
                                                               227,000  + Oilexco Incorporated                              537,840
                                                                47,500  + Paramount Resources Ltd.                          903,464
                                                                12,000    Penn West Petroleum Ltd.                          728,018
                                                                60,800    Petro-Canada                                    3,313,781
                                                                79,453  + ProEx Energy Ltd.                                 452,063
                                                               230,918  + Rider Resources Ltd.                            1,079,100
                                                               483,000  + StarPoint Energy Ltd.                           1,920,517
                                                                97,800    Suncor Energy, Inc.                             3,339,512
                                                               119,000  + TUSK Energy Inc.                                  585,366
                                                               129,600    Talisman Energy Inc.                            3,474,417
                                                               236,788  + Thunder Energy Inc.                             1,426,843
                                                                                                                       ------------
                                                                                                                         39,602,001
                       ------------------------------------------------------------------------------------------------------------
                       Gold Mines - 0.3%                       165,000  + Crystallex International Corporation              595,204
                       ------------------------------------------------------------------------------------------------------------
                       Metals & Mining - 3.4%                   29,100    Alcan Inc.                                      1,347,912
                                                                33,000    Barrick Gold Corporation                          746,710
                                                                48,000  + Canico Resource Corp.                             519,844
                                                               354,500  + Eldorado Gold Corporation                       1,133,470
                                                                65,400  + Glamis Gold Ltd.                                1,286,821
                                                               211,000  + Northern Orion Resources Inc.                     553,556
                                                                47,800    Placer Dome Inc.                                1,025,951
                                                                                                                       ------------
                                                                                                                          6,614,264
                       ------------------------------------------------------------------------------------------------------------

                                           Merrill Lynch Natural Resources Trust

                                                                                                                        Value
Country                Industry*                           Shares Held    Common Stocks                           (in U.S. dollars)
===================================================================================================================================
Canada                 Oil & Gas Drilling - 2.2%               453,100  + Drillers Technology Corp.                    $    445,763
(concluded)                                                     50,500    Ensign Resource Service Group, Inc.               937,754
                                                                41,500  + Precision Drilling Corporation                  2,565,362
                                                                 7,300  + Precision Drilling Corporation                    450,118
                                                                                                                       ------------
                                                                                                                          4,398,997
                       ------------------------------------------------------------------------------------------------------------
                       Oil & Gas Services &                    106,300  + Tesco Corporation                               1,078,033
                       Equipment - 0.5%
                       ------------------------------------------------------------------------------------------------------------
                       Paper - 0.3%                             51,400    Domtar, Inc.                                      626,619
                       ------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Canada                  52,915,118
===================================================================================================================================
China - 1.5%           Metals & Mining - 1.5%                   52,300    Aluminum Corporation of China Limited
                                                                          (ADR)(a)                                        3,027,124
                       ------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in China                    3,027,124
===================================================================================================================================
France - 2.6%          Oil & Gas Exploration &                  24,200    Total SA (ADR)(a)                               2,523,576
                       Production - 1.3%
                       ------------------------------------------------------------------------------------------------------------
                       Oil & Gas Services &                     62,675    Technip-Coflexip SA (ADR)(a)                    2,478,796
                       Equipment - 1.3%
                       ------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in France                   5,002,372
===================================================================================================================================
Hong Kong - 1.0%       Oil & Gas Exploration &                  39,300    CNOOC Limited (ADR)(a)(d)                       2,035,740
                       Production - 1.0%
                       ------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Hong Kong                2,035,740
===================================================================================================================================
Italy - 1.4%           Integrated Oil & Gas - 0.5%               7,400    ENI SpA (ADR)(a)                                  846,782
                       ------------------------------------------------------------------------------------------------------------
                       Oil & Gas Drilling - 0.9%               158,800    Saipem SpA                                      1,824,881
                       ------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Italy                    2,671,663
===================================================================================================================================
South Africa - 0.9%    Paper - 0.9%                            128,500    Sappi Limited (ADR)(a)                          1,861,965
                       ------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in South Africa             1,861,965
===================================================================================================================================
United Kingdom - 0.4%  Integrated Oil & Gas - 0.4%              13,000    BP Amoco PLC (ADR)(a)                             757,250
                       ------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in the United Kingdom         757,250
===================================================================================================================================
United States - 58.3%  Chemicals - 0.4%                         18,000    Praxair, Inc.                                     759,600
                       ------------------------------------------------------------------------------------------------------------
                       Energy Equipment &                       45,000  + Varco International, Inc.                       1,245,600
                       Services - 0.6%
                       ------------------------------------------------------------------------------------------------------------
                       Integrated Oil & Gas - 10.6%             61,974    ChevronTexaco Corporation                       3,288,340
                                                                37,629    ConocoPhillips                                  3,172,501
                                                                76,828    Exxon Mobil Corporation                         3,781,474
                                                                25,700    Marathon Oil Corporation                          979,427
                                                               119,400    Murphy Oil Corporation                          9,554,388
                                                                                                                       ------------
                                                                                                                         20,776,130
                       ------------------------------------------------------------------------------------------------------------
                       Metals & Mining - 2.8%                   22,900    Alcoa Inc.                                        744,250
                                                                17,400    Arch Coal, Inc.                                   565,848
                                                                32,900    CONSOL Energy Inc.                              1,164,660
                                                                18,100    Newmont Mining Corporation                        860,112
                                                                33,600    Peabody Energy Corporation                      2,143,008
                                                                                                                       ------------
                                                                                                                          5,477,878
                       ------------------------------------------------------------------------------------------------------------

                                           Merrill Lynch Natural Resources Trust

                                                                                                                        Value
Country                Industry*                           Shares Held    Common Stocks                           (in U.S. dollars)
===================================================================================================================================
United States          Oil & Gas Drilling - 9.1%                71,200    ENSCO International Incorporated             $  2,175,160
(continued)                                                     49,622    GlobalSantaFe Corporation                       1,463,849
                                                                45,900    Helmerich & Payne, Inc.                         1,310,445
                                                                33,300  + Nabors Industries, Ltd.                         1,635,696
                                                                68,000  + National-Oilwell, Inc.                          2,292,280
                                                                57,700  + Noble Corporation                               2,635,736
                                                                29,800    Patterson-UTI Energy, Inc.                        573,054
                                                                82,000  + Rowan Companies, Inc.                           2,093,460
                                                                75,000  + Todco                                           1,272,750
                                                                69,500  + Transocean Inc.                                 2,449,875
                                                                                                                       ------------
                                                                                                                         17,902,305
                       ------------------------------------------------------------------------------------------------------------
                       Oil & Gas Exploration &                   5,500    Anadarko Petroleum Corporation                    370,975
                       Production - 20.4%                      112,560    Apache Corporation                              5,706,792
                                                                78,594    Burlington Resources Inc.                       3,261,651
                                                               435,500  + CanArgo Energy Inc.                               326,625
                                                                55,000    Chesapeake Energy Corporation                     884,400
                                                                24,394  + Cimarex Energy Co.                                875,257
                                                                90,199    Devon Energy Corporation                        6,672,020
                                                               117,400    EOG Resources, Inc.                             7,814,144
                                                                84,000  + Energy Partners, Ltd.                           1,475,040
                                                                45,800  + Forest Oil Corporation                          1,396,900
                                                                23,922    Kerr-McGee Corporation                          1,416,661
                                                                23,000  + Newfield Exploration Company                    1,338,600
                                                                25,800    Noble Energy, Inc.                              1,496,400
                                                                75,700    Pioneer Natural Resources Company               2,452,680
                                                                50,300    Pogo Producing Company                          2,306,255
                                                                39,700    Unocal Corporation                              1,657,475
                                                                22,000    XTO Energy, Inc.                                  734,360
                                                                                                                       ------------
                                                                                                                         40,186,235
                       ------------------------------------------------------------------------------------------------------------
                       Oil & Gas Services &                     97,300    BJ Services Company                             4,962,300
                       Equipment - 11.7%                        69,100    Baker Hughes Incorporated                       2,959,553
                                                                31,600  + Cooper Cameron Corporation                      1,527,860
                                                                91,000  + FMC Technologies, Inc.                          2,750,930
                                                                32,800  + Grant Prideco, Inc.                               674,368
                                                                27,000    Halliburton Company                             1,000,080
                                                                23,700  + Lone Star Technology                              625,680
                                                                82,500  + Oil States International, Inc.                  1,514,700
                                                                27,600    Schlumberger Limited                            1,737,144
                                                                47,000  + Smith International, Inc.                       2,729,760
                                                                48,925  + Weatherford International Ltd.                  2,556,821
                                                                                                                       ------------
                                                                                                                         23,039,196
                       ------------------------------------------------------------------------------------------------------------

Schedule of Investments as of October 31, 2004 (concluded)

                                           Merrill Lynch Natural Resources Trust

                                                                                                                        Value
Country                Industry*                           Shares Held    Common Stocks                           (in U.S. dollars)
===================================================================================================================================
United States          Refining, Marketing &                    58,400    Valero Energy Corporation                    $  2,509,448
(concluded)            Transportation - 1.3%
                       ------------------------------------------------------------------------------------------------------------
                       Utilities - 1.4%                         49,200    Equitable Resources, Inc.                       2,720,760
                       ------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in the United States      114,617,152
===================================================================================================================================
                                                                          Total Investments in Common Stocks
                                                                          (Cost - $104,483,183) -- 94.9%                186,550,737
===================================================================================================================================

                                                      Beneficial Interest Short-Term Securities
===================================================================================================================================
                                                          $ 10,263,219    Merrill Lynch Liquidity Series, LLC Cash
                                                                          Sweep Series I(b)                              10,263,219
                                                               107,000    Merrill Lynch Liquidity Series, LLC Money
                                                                          Market Series (b)(c)                              107,000
                       ------------------------------------------------------------------------------------------------------------
                                                                          Total Investments in Short-Term Securities
                                                                          (Cost - $10,370,219) -- 5.2%                   10,370,219
===================================================================================================================================
                       Total Investments (Cost - $114,853,402**) - 100.1%                                               196,920,956

                       Liabilities in Excess of Other Assets - (0.1%)                                                      (268,255)
                                                                                                                       ------------
                       Net Assets - 100.0%                                                                             $196,652,701
                                                                                                                       ============

* For Trust compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
** The cost and unrealized appreciation/depreciation of investments as of October 31, 2004, as computed for federal income tax purposes, were as follows:

      --------------------------------------------------------------------------
      Aggregate cost                                              $ 114,997,287
                                                                  =============
      Gross unrealized appreciation                               $  82,055,989
      Gross unrealized depreciation                                    (132,320)
                                                                  -------------
      Net unrealized appreciation                                 $  81,923,669
                                                                  =============

+     Non-income producing security.
(a)   American Depositary Receipts (ADR).
(b) Investments in companies considered to be an affiliate of the Trust (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

      --------------------------------------------------------------------------
                                                                       Interest/
                                                                       Dividend
      Affiliate                                      Net Activity       Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC
           Cash Sweep Series I                       $(3,699,302)    $    41,930
      Merrill Lynch Liquidity Series, LLC
           Money Market Series                       $    11,000     $        51
      Merrill Lynch Premier Institutional Fund                --     $        15
      --------------------------------------------------------------------------

(c)   Security was purchased with the cash proceeds from securities loans.
(d)   Security, or portion of security, is on loan.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Natural Resources Trust


By: /s/ Terry K. Glenn
    -----------------------
    Terry K. Glenn,
    President
    Merrill Lynch Natural Resources Trust

Date: December 20, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Terry K. Glenn
    -----------------------
    Terry K. Glenn
    President
    Merrill Lynch Natural Resources Trust

Date: December 20, 2004


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Financial Officer
    Merrill Lynch Natural Resources Trust

Date: December 20, 2004